FINANCIAL INSTRUMENTS (Concentrations of Risk) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Concentration Risk [Line Items]
Loans to related parties which are associates	$ 330,087	$ 387,712
Frontline Charterers [Member] | Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	28.00%	33.00%	37.00%
Seadrill [Member] | Comprehensive Income [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	31.72001%	24.73361%	46.65391%
Seadrill [Member]
Concentration Risk [Line Items]
Term loan facility, amount guaranteed	$ 240,000
Loans to related parties which are associates	$ 330,747